Selected Data on Corporation Short-Term Obligations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Debt Instrument [Line Items]
Maximum month-end borrowings	$ 335	$ 503	$ 95
Average borrowings during the year	97	242	27
Year-end borrowings		$ 198	$ 22
Weighted average interest rate during the year	0.34%	0.31%	0.26%
Weighted average interest rate at year-end		0.30%	0.32%